Other current assets (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Summary of Other Current Assets

	31.12.2022	31.12.2023	31.12.2023
	RMB’000	RMB’000	US$’000
Development properties	16,710	16,733	2,355